PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

($000s)	Oil and Natural Gas Properties	Operated Facilities	Office Furniture and Equipment	Total
Cost
Balance, December 31, 2015	$2,565,698	$105,035	$26,190	$2,696,923
Additions	61,002	9,590	230	70,822
Acquisition	29,735	—	—	29,735
Transfer from exploration and evaluation assets	29,846	—	—	29,846
Joint venture wells	6,687	—	—	6,687
Disposals	(658,014)	(58,565)	—	(716,579)
Balance, December 31, 2016	2,034,954	56,060	26,420	2,117,434
Additions	111,485	12,058	1,888	125,431
Transfer from exploration and evaluation assets	336	—	—	336
Disposals	(298,102)	—	—	(298,102)
Balance, December 31, 2017	$1,848,673	$68,118	$28,308	$1,945,099

($000s)	Oil and Natural Gas Properties	Operated Facilities	Office Furniture and Equipment	Total
Accumulated depletion, depreciation and impairment losses
Balance, December 31, 2015	$1,211,214	$1,829	$9,031	$1,222,074
Charge for the year	131,468	1,862	3,188	136,518
Disposals	(272,026)	(1,704)	—	(273,730)
Impairment (reversal)	(264,000)	—	—	(264,000)
Balance, December 31, 2016	806,656	1,987	12,219	820,862
Charge for the year	116,693	1,122	2,837	120,652
Disposals	(196,955)	—	—	(196,955)
Impairment	$13,150	$—	$—	$13,150
Balance, December 31, 2017	$739,544	$3,109	$15,056	$757,709

Carrying amounts
Balance, December 31, 2016	$1,228,298	$54,073	$14,201	$1,296,572
Balance, December 31, 2017	$1,109,129	$65,009	$13,252	$1,187,390

Disclosure of information for VIU and FVLCS cash-generating units
The VIU of each CGU was based on before-tax discount rates ranging from 15-20% and the following forward commodity price estimates:

Year	Edmonton Crude Ref Oil ($/bbl) (1)	AECO Natural Gas ($/MMBtu) (1)	Butane ($/bbl) (1)	Propane ($/bbl) (1)	Condensate ($/bbl) (1)	CDN$/US$ Exchange Rates(1)
2018	71.36	2.52	51.38	35.68	74.93	1.27
2019	73.44	2.93	52.88	36.72	77.12	1.25
2020	75.47	3.22	54.34	35.85	79.25	1.23
2021	80.49	3.51	57.96	36.22	84.52	1.22
2022	82.38	3.75	59.31	37.07	86.50	1.20
2023	84.22	3.85	60.64	37.90	88.43	1.19
2024	86.01	3.95	61.93	38.70	90.31	1.18
2025	88.85	4.11	63.97	39.98	93.29	1.18
2026	90.62	4.27	65.25	40.78	95.15	1.18
2027	92.43	4.35	66.55	41.60	97.06	1.18
Thereafter	+2% per year	+2% per year	+2% per year	+2% per year	+2% per year	1.18
(1) The InSite price forecasts, effective January 1, 2018.
The VIU determination of estimated recoverable amounts of each CGU was based on before-tax discount rates ranging from 10-20% and the following forward commodity price estimates:

Year	Edmonton Crude Ref Oil ($/bbl) (1)	AECO Gas ($/MMBtu) (1)	Butane ($/bbl) (1)	Propane ($/bbl) (1)	Condensate ($/bbl) (1)	CDN$/US$ Exchange Rates(1)
2017	68.33	3.47	47.83	23.92	75.17	1.33
2018	72.32	3.42	52.07	25.31	79.55	1.29
2019	76.05	3.59	54.75	26.62	83.65	1.25
2020	79.54	3.93	57.27	27.84	87.50	1.21
2021	82.82	4.01	59.63	28.99	91.11	1.18
2022	88.60	4.17	63.79	31.01	97.46	1.18
2023	90.37	4.27	65.07	31.63	99.41	1.18
2024	92.18	4.43	66.37	32.26	101.39	1.18
2025	94.02	4.52	67.69	32.91	103.42	1.18
2026	95.90	4.61	69.05	33.57	105.49	1.18
Thereafter	+2% per year	+2% per year	+2% per year	+2% per year	+2% per year	1.18
(1) The InSite price forecasts, effective January 1, 2017.